T. ROWE PRICE Dynamic Credit Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Corporate Bonds 0.8%
Telecom Argentina, 8.50%, 1/20/36 (USD) (1) 2,350,000 2,340
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 3,390,000 3,511
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,720, 9.335%, 7/8/30 (USD) (2) 3,720,000 3,723
9,574
Government Bonds 0.7%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  12,405,000 8,300
8,300
Total Argentina (Cost $17,130) 17,874
BRAZIL 3.8%
Corporate Bonds 3.8%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 2,270,000 2,038
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1)(3) 13,415,000 9,859
CSN Resources, 5.875%, 4/8/32 (USD)  969,000 597
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (1)(4)(5) 4,200,000 2,298
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(3)(4)(5) 8,030,000 4,474
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (3)(4)(5) 4,007,000 2,211
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4)(5) 8,930,000 4,836
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(4)(5) 13,805,000 7,348
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK or 5.00%
PIK and 4.00% Cash) (USD) (6) 12,946,259 12,751
Total Brazil (Cost $61,524) 46,412
CANADA 2.2%
Asset-Backed Securities 0.3%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,284
4,284
Bank Loans 1.5% (7)
Jones DesLauriers Insurance Management, FRN, 3M TSFR +
3.00%, 6.664%, 2/2/33 (USD) (8) 18,555,000 17,998
17,998

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
Dye & Durham, 8.625%, 4/15/29 (USD) (1)(3) 5,900,000 4,937
4,937
Total Canada (Cost $28,198) 27,219
CHILE 0.1%
Corporate Bonds 0.1%
OnNet Chile Infra, Acquisition Date: 3/20/26, Cost $838,
6.00%, 6/19/33 (USD) (2) 838,000 838
Total Chile (Cost $838) 838
CHINA 0.5%
Convertible Bonds 0.5%
Alibaba Group Holding, Zero Coupon, 9/15/32 (USD)  6,145,000 5,931
Total China (Cost $6,102) 5,931
COLOMBIA 0.0%
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $16 (USD) (2)(4) † 26
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $10 (USD) (2)(4) † 13
Total Colombia (Cost $26) 39
CÔTE D'IVOIRE 1.1%
Government Bonds 1.1%
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 10,990,000 12,796
Total Côte d'Ivoire (Cost $12,864) 12,796
CYPRUS 0.6%
Corporate Bonds 0.6%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 9,535,000 7,740
Total Cyprus (Cost $8,997) 7,740

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 1.0%
Common Stocks 0.2%
Altice France, Acquisition Date: 10/1/25, Cost $2,195 (2)(4) 125,825 2,141
2,141
Corporate Bonds 0.8%
Altice France, 6.875%, 7/15/32 (USD) (1) 10,319,067 9,780
9,780
Total France (Cost $11,893) 11,921
GAMBIA 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1)(3) 12,045,000 11,978
Total Gambia (Cost $12,043) 11,978
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(3) 10,130,000 8,941
Total Ghana (Cost $8,094) 8,941
KYRGYZSTAN 0.5%
Government Bonds 0.5%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 5,645,000 5,642
Total Kyrgyzstan (Cost $5,596) 5,642
LUXEMBOURG 0.8%
Corporate Bonds 0.8%
Breakwater Energy Holdings, 9.25%, 11/15/30 (USD) (1) 9,705,000 10,260
Total Luxembourg (Cost $9,705) 10,260

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 1.6%
Bank Loans 1.1% (7)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
8.418%, 9/5/29 (USD) (9) 14,134,830 14,099
14,099
Private Investment Company 0.5%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25 -
2/27/26, Cost $5,925 (USD) (2)(4) † 5,925
5,925
Total Mexico (Cost $20,010) 20,024
NETHERLANDS 0.3%
Corporate Bonds 0.3%
Rufiji, 17.75%, 3/30/28 (UZS) (1) 44,720,000,000 3,667
Total Netherlands (Cost $3,674) 3,667
PAKISTAN 0.8%
Corporate Bonds 0.8%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,150,000 9,459
Total Pakistan (Cost $9,150) 9,459
PARAGUAY 0.6%
Corporate Bonds 0.6%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 42,358,000,000 6,718
Total Paraguay (Cost $6,372) 6,718
PERU 0.6%
Corporate Bonds 0.6%
Boroo Investments, 9.50%, 8/7/32 (USD) (1) 7,540,000 7,485
Total Peru (Cost $7,452) 7,485

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 2.2%
Convertible Bonds 1.4%
Sasol Financing USA, 4.50%, 11/8/27 (USD) (10) 16,200,000 17,031
17,031
Corporate Bonds 0.8%
Liquid Telecommunications Financing, 5.50%, 9/4/26 (USD)  6,765,000 6,740
Sasol Financing USA, 5.50%, 3/18/31 (USD) (10) 3,995,000 3,605
10,345
Total South Africa (Cost $25,491) 27,376
SOUTH KOREA 0.3%
Convertible Bonds 0.3%
L&F, 2.50%, 4/26/30 (USD)  4,600,000 3,822
Total South Korea (Cost $3,670) 3,822
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 8.50%, 11/6/35 (USD) (1)(3) 3,810,000 3,949
Total Suriname (Cost $3,810) 3,949
TÜRKIYE 2.3%
Corporate Bonds 2.3%
Limak Cimento Sanayi ve Ticaret, 9.75%, 7/25/29 (USD) (1) 5,825,000 5,749
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 4,242,000 4,330
Turkiye Is Bankasi, Series 92, Zero Coupon, 4/24/26  376,020,000 8,217
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  530,870,000 10,035
Total Türkiye (Cost $29,455) 28,331
UNITED KINGDOM 1.8%
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  553,000 498
498

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 1.8%
Jerrold Finco, 7.50%, 6/15/31 (1) 6,615,000 8,629
Maison Finco, 7.25%, 4/30/32 (1) 3,405,000 4,219
Trident Energy Finance, 12.50%, 11/30/29 (USD) (3) 8,600,000 9,129
21,977
Total United Kingdom (Cost $23,036) 22,475
UNITED STATES 52.9%
Asset-Backed Securities 8.9%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E,
6.066%, 6/15/33 (1) 2,769,146 2,777
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,329
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (1) 775,000 778
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (1) 475,000 479
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 7.262%, 12/26/31 (1) 1,048,925 1,063
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 5,085
Bridgecrest Lending Auto Securitization Trust, Series 2026-1,
Class E, 6.63%, 2/15/33 (1) 3,000,000 2,966
Carvana Auto Receivables Trust, Series 2024-N1, Class E,
8.28%, 3/10/31 (1) 5,700,000 5,839
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,472
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 15,708 16
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 90,101 94
Exeter Automobile Receivables Trust, Series 2025-5A, Class
E, 7.15%, 6/15/33 (1) 3,800,000 3,751
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,729,075 9,138
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,719,250 2,705
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,577,162 1,518
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,200,150 1,122
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 5,270,716 5,380

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 897,147 922
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 6.823%, 5/20/32 (1) 1,037,786 1,047
Huntington Bank Auto Credit-Linked Notes, Series 2025-2,
Class C, FRN, SOFR30A + 2.35%, 6.023%, 9/20/33 (1) 1,480,641 1,483
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%,
2/26/52 (1) 3,063,600 2,975
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 2,544,080 2,624
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 269
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 2,320,159 2,367
Santander Bank Auto Credit-Linked Notes, Series 2025-A,
Class E, 6.274%, 1/16/34 (1) 2,000,000 2,002
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,524
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 11,834,000 12,044
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1) 12,000,000 11,926
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 1,679,360 1,756
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,303,629 1,331
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class D, 6.54%, 8/22/44 (1) 919,451 915
Sonic Capital, Series 2021-1A, Class A2I, 2.19%, 8/20/51 (1) 1,766,750 1,641
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 103,169 101
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $3,952, 7.131%, 11/30/44 (2)(9) 3,952,433 2,972
Wingspire Equipment Finance, Series 2025-1A, Class D,
5.45%, 9/20/33 (1) 1,755,000 1,744
109,155
Bank Loans 12.4% (7)
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.918%, 10/8/30  4,665,172 4,495
Asurion, FRN, 1M TSFR + 3.75%, 7.418%, 2/23/33  10,801,693 10,430
Asurion, FRN, 1M TSFR + 4.25%, 7.918%, 9/19/30  10,852,988 10,715
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.782%,
4/6/28  16,739,428 16,497
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29  20,299,533 18,960
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.168%, 9/28/28  533,926 534
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%,
4/15/27  8,469,869 7,446
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.118%, 3/3/33  24,130,000 23,617
Hopper Merger Sub, FRN, 1/5/34 (8)(9) 11,460,000 11,345

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
MacLean, FRN, 3M TSFR + 5.25%, 8.876%, 1/22/33 (9) 2,975,000 2,945
Radiate Holdco, (1.50% PIK and 1M TSFR + 3.50% Cash),
8.782% FRN, 9/25/29 (6) 13,547,330 12,018
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.584%,
6/26/29 (11) 12,578,813 12,558
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%,
2/19/30  15,705,170 11,327
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.782%, 6/28/28  9,637,132 9,041
151,928
Common Stocks 0.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (2)
(4) 639 23
23
Convertible Preferred Stocks 2.1%
Ares Management, Series B, 6.75%, 10/1/27  172,006 6,223
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $8,471 (2)(4)(9) 8,292 8,292
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (2)(4)(9) 51,015 5,745
Oracle, Series D, 6.50%, 1/15/29  130,512 5,875
26,135
Corporate Bonds 23.5%
1261229 B.C., 10.00%, 4/15/32 (1) 6,073,000 6,181
Advance Auto Parts, 7.375%, 8/1/33 (1)(3) 16,984,000 17,163
Aethon III, Acquisition Date: 9/5/25, Cost $5,107, 10.077%,
1/10/27 (2)(9) 5,130,000 5,130
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 4,640,000 4,580
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (2)(9) 8,925,000 9,371
AthenaHealth Group, 6.50%, 2/15/30 (1) 6,050,000 5,651
Beignet Investor, 6.581%, 5/30/49 (1) 22,625,000 23,301
Capstone Borrower, 8.00%, 6/15/30 (1) 9,865,000 9,427
Celanese U.S. Holdings, 7.20%, 11/15/33  6,339,000 6,770
CHS, 6.125%, 4/1/30 (1)(3) 6,655,000 5,778
Clarivate Science Holdings, 4.875%, 7/1/29 (1)(3) 7,285,000 6,272
CMG Media, 8.875%, 6/18/29 (1)(3) 6,970,000 6,016
CSC Holdings, 7.50%, 4/1/28 (1) 6,230,000 3,431
CSC Holdings, 11.25%, 5/15/28 (1)(3) 15,675,000 12,844
Cyprium, 6.125%, 4/15/31 (1) 4,950,000 4,894
Diamondback Energy, 4.25%, 3/15/52  2,961,000 2,292

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Diamondback Energy, 5.75%, 4/18/54  9,145,000 8,660
Directv Financing, 10.00%, 2/15/31 (1) 24,435,000 24,947
DISH DBS, 7.375%, 7/1/28  9,400,000 9,117
Getty Images, 11.25%, 2/21/30 (1)(3) 12,660,000 11,390
Gray Media, 5.375%, 11/15/31 (1) 13,045,000 9,644
McAfee, 7.375%, 2/15/30 (1)(3) 9,905,000 8,171
MidCap Financial, Acquisition Date: 12/22/25, Cost $6,100,
5.735%, 4/15/29 (1)(2) 6,100,000 6,127
Midcontinent Communications, 8.00%, 8/15/32 (1)(3) 6,610,000 6,164
Navient, 5.50%, 3/15/29 (3) 7,975,000 7,349
Navient, 7.875%, 6/15/32 (3) 8,035,000 7,191
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 3,420,000 3,331
Neptune Bidco U.S., 10.375%, 5/15/31 (1)(3) 11,225,000 11,352
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1) 5,255,000 5,495
Organon, 7.875%, 5/15/34 (1)(3) 5,650,000 4,649
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%,
4/17/32 (1) 6,208,000 5,513
Rivian Holdings, 10.00%, 1/15/31 (1)(3) 7,655,000 7,423
Sirius XM Radio, 5.875%, 4/15/32 (1) 18,355,000 18,219
TPIC SPV, Class A, Cost $258, 10.00%, 12/6/26, Acquisition
Date: 12/10/24, (10.00% PIK) (2)(6)(9) 322,779 352
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash or 4.00%
PIK) (1)(6) 2,578,525 2,807
287,002
Municipal Securities 2.9%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 10,729
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 35,552,375 23,820
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  245,000 191
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  75,000 73
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 43
34,856
Non-U.S. Government Mortgage-Backed Securities 1.7%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $4,152, 6.422%,
9/25/29 (2)(9) 4,152,338 4,164
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 6.637%, 11/15/34 (1) 120,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (1) 2,131,000 1,977
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.337%, 8/15/38 (1) 1,052,368 926

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2022-HC, Class C,
3.376%, 1/10/39 (1) 725,000 689
Extended Stay America Trust, Series 2025-ESH, Class D,
ARM, 1M TSFR + 2.60%, 6.273%, 10/15/42 (1) 3,085,000 3,089
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.675%, 3/10/50 (1) 220,000 183
NYMT Loan Trust, Series 2026-INV2, Class B1, CMO, ARM,
6.307%, 4/25/61 (1) 4,000,000 3,931
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM,
3.50%, 2/25/60 (1) 3,108,737 2,800
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 28,240 25
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM,
3.00%, 1/25/60 (1) 302,274 265
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 102
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 6.912%, 6/15/39 (1) 2,805,000 2,811
20,963
U.S. Government & Agency Mortgage-Backed
Securities 1.4%
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  11,635,985 1,184
2.00%, 10/25/50  14,696,150 1,920
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  42,162,154 5,628
2.50%, 5/25/47  14,754,084 1,897
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  21,340,173 2,734
2.50%, 11/20/50 - 1/20/51  22,678,152 3,601
16,964
Total United States (Cost $648,029) 647,026
UZBEKISTAN 1.0%
Corporate Bonds 0.8%
Ipoteka-Bank ATIB, 17.50%, 10/9/28  37,630,000,000 3,176
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  79,790,000,000 6,985
10,161

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Republic of Uzbekistan, 16.25%, 10/12/26  28,770,000,000 2,458
2,458
Total Uzbekistan (Cost $12,601) 12,619
VENEZUELA 0.6%
Government Bonds 0.6%
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(5) 17,310,000 7,071
Total Venezuela (Cost $6,158) 7,071
SHORT-TERM INVESTMENTS 19.1%
Money Market Funds 9.6%
T. Rowe Price Government Reserve Fund, 3.71% (10)(13) 117,077,130 117,077
117,077
U.S. Treasury Obligations 9.5%
U.S. Treasury Bills, 3.607%, 4/23/26 (14) 117,000,000 116,741
116,741
Total Short-Term Investments (Cost $233,821) 233,818
SECURITIES LENDING COLLATERAL 6.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (10)(13) 904,480 905
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 905
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 6.3%
Money Market Funds 6.3%
T. Rowe Price Treasury Reserve Fund, 3.68% (10)(13) 77,246,353 77,246
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 77,246
Total Securities Lending Collateral (Cost $78,151) 78,151

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.6%
OTC Options Purchased 0.6%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,
1/12/29 Receive
Fixed 2.50%
Annually, Pay
Variable 3.68%
(SOFR) Annually,
1/8/27 @
2.50%* (4) 2 589,857 934
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S45,
5 Year Index,
12/20/30), Pay
5.00% Quarterly,
Receive upon
credit default,
4/15/26 @
1.07%* (4) 1 60,250 1,172
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S45,
5 Year Index,
12/20/30), Pay
5.00% Quarterly,
Receive upon
credit default,
5/20/26 @
1.01%* (4) 1 122,601 619

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S46,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
5/20/26 @
0.99%* (4) 1 122,600 760
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX. NA.IG-S45,
5 Year Index,
12/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
4/15/26 @
0.55%* (4) 1 413,600 963
Goldman Sachs
NASDAQ 100
Stock Index,
Put, 6/18/26 @
$24,600.00 (4) 2 4,748 274
JPMorgan Chase
Invesco QQQ
Trust Series I,
Put, 12/18/26 @
$400.00 (4) 1,149 66,318 845
JPMorgan Chase
State Street
Health Care
Select Sector
SPDR ETF,
Call, 9/18/26 @
$150.00 (4) 397 5,820 267
JPMorgan Chase
State Street
Technology Select
Sector SPDR
ETF, Put, 6/18/26
@ $145.00 (4) 298 3,960 425

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
iTraxx-S44,
5 Year Index,
12/20/30), Pay
5.00% Quarterly,
Receive upon
credit default,
4/15/26 @ 3.00%*
(EUR) (4) 1 104,711 1,570
Morgan Stanley
Credit Default
Swap, Protection
Sold (Relevant
Credit:
Markit iTraxx
Europe-S44,
5 Year Index,
12/20/30),
Receive 1.00%
Quarterly, Pay
upon credit
default, 4/15/26 @
5.25%* (EUR) (4) 1 524,699 16
Morgan Stanley
KraneShares CSI
China Internet
ETF, Call, 4/17/26
@ $32.00 (4) 3,384 9,621 12
Total Options Purchased (Cost $5,827) 7,857
Total Investments in Securities  105.2%
(Cost $1,299,717) $ 1,287,439
Other Assets Less Liabilities (5.2)% (63,636)
Net Assets 100.0% $ 1,223,803
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $531,748 and represents 43.5% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $54,842 and represents 4.5% of net assets.
(3) All or a portion of this security is on loan at March 31, 2026.
(4) Non-income producing
(5) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(9) Level 3 in fair value hierarchy.
(10) Affiliated Companies
(11) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $6,289 and was valued at $6,279 (0.5%
of net assets).
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PRIME Prime rate
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 589,857 (460)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 60,250 (122)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
5/20/26 @ 0.98%* 1 122,601 (356)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 5/20/26 @
0.96%* 1 122,600 (380)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.75%* 1 413,600 (131)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx-S44, 5 Year Index,
12/20/30), Pay 5.00%
Quarterly, Receive upon
credit default, 4/15/26 @
4.00%* (EUR) 1 104,711 (268)
Total Options Written (Premiums $(1,624)) $ (1,717)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.7%
United States 0.7%
BNP Paribas, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S45, 5 Year
Index), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/30 60,750 11,186 11,505 (319)
Goldman Sachs, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 10,148 (1,572) (1,154) (418)
Morgan Stanley, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 7,122 (1,103) (804) (299)
Total United States 9,547 (1,036)
Total Bilateral Credit Default Swaps, Protection
Sold 9,547 (1,036)
Total Return Swaps (0.2)%
United States (0.2)%
JPMorgan Chase, Pay Underlying
Reference: BNP Paribas at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,088 (7) (55) 48
JPMorgan Chase, Pay Underlying
Reference: DNB Bank at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,067 (26) (66) 40
JPMorgan Chase, Pay Underlying
Reference: HSBC Holdings at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,086 61 (13) 74
JPMorgan Chase, Pay Underlying
Reference: ING Groep at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,075 40 (22) 62

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Nordea Bank at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,061 (29) (72) 43
JPMorgan Chase, Pay Underlying
Reference: UBS Group at Maturity,
Receive Variable 3.138% (SOFR +
(0.50)%) at Maturity, 6/18/26 3,087 3 (41) 44
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.146% (SOFR +
0.48%) at Maturity, 5/19/26 3,580 (75) 13 (88)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at
Maturity, 5/19/26 5,583 (85) 23 (108)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.146% (SOFR
+ 0.48%) at Maturity, 5/19/26 1,281 (37) — (37)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable
4.146% (SOFR + 0.48%) at Maturity,
5/19/26 1,171 (40) — (40)
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.146%
(SOFR + 0.48%) at Maturity, 5/19/26 1,647 (24) 4 (28)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.146% (SOFR + 0.48%) at
Maturity, 5/19/26 8,787 (135) 26 (161)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.146% (SOFR +
0.48%) at Maturity, 5/19/26 8,810 (273) — (273)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.146% (SOFR +
0.48%) at Maturity, 5/19/26 1,149 (42) 1 (43)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.146%
(SOFR + 0.48%) at Maturity, 5/19/26 1,753 2 26 (24)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.146% (SOFR + 0.48%) at
Maturity, 5/19/26 1,566 (24) 16 (40)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.146%
(SOFR + 0.48%) at Maturity, 5/19/26 1,664 (54) — (54)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable
3.631% (SOFR + 0.00%) at Maturity,
6/22/26 122,744 (608) 142 (750)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.631% (SOFR +
0.00%) Quarterly, 6/20/26 28,158 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.631% (SOFR +
0.00%) Quarterly, 12/20/26 32,430 295 — 295
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Monthly, Receive Variable 3.782%
(SOFR + 0.15%) Monthly, 7/15/26 58,175 215 — 215
Morgan Stanley, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 4.282% (SOFR +
0.65%) Monthly, 7/15/26 46,596 (1,436) — (1,436)
Total United States (18) (2,294)
Total Bilateral Total Return Swaps (18) (2,294)
Total Bilateral Swaps 9,529 (3,330)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.7)%
Credit Default Swaps, Protection Bought (2.3)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Canadian Natural Resources), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/31 (USD) 12,434 (261) (261) —
Total Canada —
Foreign/Europe (1.0)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S45, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/31 160,296 (11,926) (12,175) 249
Total Foreign/Europe 249
Supranational (0.0)%
Protection Bought (Relevant Credit:
Markit CDX.EM.IG-S45, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 6/20/31 (USD) 61,364 (245) (245) —
Total Supranational —
United States (1.3)%
Protection Bought (Relevant Credit:
Ally Financial), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/30 11,120 (1,568) (1,638) 70
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/31 24,308 (747) (719) (28)
Protection Bought (Relevant Credit:
Capital One Financial), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/30 12,290 (42) (130) 88
Protection Bought (Relevant Credit:
Devon Energy), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,421 (207) (207) —
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 5,125 (17) (16) (1)
Protection Bought (Relevant Credit:
Halliburton), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,434 (249) (249) —

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 21,104 78 170 (92)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/31 1,679 92 91 1
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 105,348 (5,153) (3,437) (1,716)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S45, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/30 121,713 (6,613) (6,738) 125
Protection Bought (Relevant Credit:
MGM Resorts International), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/31 11,030 (1,425) (1,389) (36)
Protection Bought (Relevant Credit:
OneMain Finance), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/30 1,794 (161) (193) 32
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/31 24,309 (746) (714) (32)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 10,558 965 1,080 (115)
Protection Bought (Relevant Credit:
Valero Energy), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,434 (267) (267) —
Total United States (1,704)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,455)
Credit Default Swaps, Protection Sold 0.6%
United States 0.6%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 4,991 151 250 (99)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 2,826 124 115 9
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 69,446 4,163 4,449 (286)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 61,169 1,105 1,085 20
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 246,261 4,333 4,409 (76)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/31 * 60,171 (2,411) (1,854) (557)
Total United States (989)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (989)
Interest Rate Swaps 0.0%
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.730% (GBP SONIA) Annually, 3/23/28 246,468 93 — 93
Total United Kingdom 93
Total Centrally Cleared Interest Rate Swaps 93
Total Centrally Cleared Swaps (2,351)
Net payments (receipts) of variation margin to date (4,398)
Variation margin receivable (payable) on centrally cleared swaps $ (6,749)
* Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(344).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/24/26 USD 60,453 CHF 46,540 $ 2,084
Bank of America 5/22/26 USD 24,199 EUR 20,495 451
Bank of America 5/22/26 USD 24,638 GBP 18,325 386
Barclays Bank 4/24/26 USD 6,095 JPY 971,323 (40)
Barclays Bank 5/22/26 GBP 18,560 USD 24,815 (252)
Barclays Bank 5/22/26 USD 48,966 GBP 36,340 871
BNP Paribas 4/24/26 USD 11,576 CHF 9,165 82
BNP Paribas 5/22/26 GBP 10,896 USD 14,792 (371)
BNY Mellon 4/24/26 JPY 3,717,375 USD 24,372 (893)
BNY Mellon 4/24/26 USD 24,240 JPY 3,812,925 158
BNY Mellon 5/22/26 USD 24,193 EUR 20,805 86
BNY Mellon 5/22/26 USD 23,555 EUR 20,400 (82)
Canadian Imperial Bank
of Commerce 5/22/26 USD 4,537 GBP 3,405 31
Citibank 4/24/26 AUD 17,270 USD 12,157 (245)
Citibank 4/24/26 CHF 9,040 USD 11,837 (500)
Citibank 4/24/26 USD 24,445 AUD 35,625 (127)
Citibank 5/22/26 GBP 38,595 USD 51,713 (634)
Deutsche Bank 4/24/26 JPY 5,474,840 USD 35,887 (1,308)
Deutsche Bank 4/24/26 USD 11,765 JPY 1,829,180 211
Deutsche Bank 5/22/26 USD 24,240 EUR 20,900 24
Goldman Sachs 4/24/26 USD 24,273 AUD 34,425 529
HSBC Bank 4/24/26 USD 24,374 AUD 35,115 153
HSBC Bank 4/24/26 USD 25,074 JPY 3,999,575 (187)
HSBC Bank 5/22/26 USD 24,606 EUR 21,260 (28)
JPMorgan Chase 4/24/26 USD 6,440 JPY 1,026,477 (43)
JPMorgan Chase 5/22/26 EUR 15,033 USD 17,351 67
Morgan Stanley 4/24/26 CHF 18,935 USD 24,710 (962)
Morgan Stanley 5/22/26 EUR 11,645 USD 13,472 21
Morgan Stanley 5/22/26 EUR 19,760 USD 23,506 (610)
RBC Dominion
Securities 4/24/26 CHF 4,564 USD 5,825 (101)
RBC Dominion
Securities 4/24/26 USD 28,531 CAD 38,773 629
RBC Dominion
Securities 5/22/26 USD 47,586 GBP 35,605 465
Societe Generale 4/24/26 USD 24,501 AUD 35,480 29
Societe Generale 5/22/26 EUR 16,970 USD 19,795 (132)
Societe Generale 5/22/26 USD 34,197 EUR 29,335 207
Standard Chartered 4/24/26 CAD 16,500 USD 12,098 (224)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/24/26 USD 24,706 AUD 35,900 $ (55)
State Street 4/24/26 USD 58,544 JPY 9,192,215 486
State Street 5/22/26 USD 6,389 EUR 5,560 (53)
Toronto-Dominion Bank 4/24/26 AUD 17,155 USD 11,957 (125)
Toronto-Dominion Bank 5/22/26 USD 21,847 EUR 18,480 434
UBS Investment Bank 4/24/26 AUD 35,625 USD 23,797 775
UBS Investment Bank 4/24/26 CAD 16,315 USD 12,078 (337)
UBS Investment Bank 4/24/26 CHF 37,200 USD 47,970 (1,315)
UBS Investment Bank 4/24/26 JPY 1,829,180 USD 12,001 (448)
UBS Investment Bank 4/24/26 USD 23,386 CHF 18,600 58
UBS Investment Bank 5/22/26 USD 1,482 EUR 1,277 2
Wells Fargo 4/24/26 CHF 4,566 USD 5,833 (106)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (939)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,223 Euro BTP contracts 6/26 (164,374) $ (678)
Short, 929 U.S. Treasury Notes ten year contracts 6/26 (103,162) (829)
Net payments (receipts) of variation margin to date 582
Variation margin receivable (payable) on open futures contracts $ (925)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Sasol Financing USA, 4.50%, 11/8/27  $ — $ 1,391 $ 181
Sasol Financing USA, 5.50%, 3/18/31  — 64 11
T. Rowe Price Government Reserve Fund,
3.71% — — 732
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ 1,455 $ 924+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Sasol Financing USA, 4.50%,
11/8/27  $ 15,640 $ — $ — $ 17,031
Sasol Financing USA, 5.50%,
3/18/31  — 3,541 — 3,605
T. Rowe Price Government
Reserve Fund, 3.71% 22,117  ¤  ¤ 117,077
T. Rowe Price Treasury
Reserve Fund, 3.68% 47,228  ¤  ¤ 78,151
Total $ 215,864^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $924 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $214,259.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Dynamic Credit Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Dynamic Credit Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Dynamic Credit Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 119,318 $ — $ 119,318
Asset-Backed Securities — 110,467 2,972 113,439
Bank Loans — 155,636 28,389 184,025
Common Stocks — 2,164 — 2,164
Convertible Preferred Stocks 12,098 — 14,037 26,135
Corporate Bonds — 480,752 14,853 495,605
Non-U.S. Government
Mortgage-Backed Securities — 16,799 4,164 20,963
Private Investment Company
2
— — — 5,964
Short-Term Investments 117,077 116,741 — 233,818
Securities Lending Collateral 78,151 — — 78,151
Options Purchased — 7,857 — 7,857
Total Securities 207,326 1,009,734 64,415 1,287,439
Swaps* — 12,489 — 12,489
Forward Currency Exchange
Contracts — 8,239 — 8,239
Total $ 207,326 $ 1,030,462 $ 64,415 $ 1,308,167
Liabilities
Options Written $ — $ 1,717 $ — $ 1,717
Swaps* — 8,641 — 8,641
Forward Currency Exchange
Contracts — 9,178 — 9,178
Futures Contracts* 1,507 — — 1,507
Total $ 1,507 $ 19,536 $ — $ 21,043
1
Includes Convertible Bonds, Government Bonds, Municipal Securities and U.S.
Government & Agency Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(425,000) for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Asset-Backed Securities $ 3,805 $ (544) $ — $ (289) $ 2,972
Bank Loans 14,261 22 14,290 (184) 28,389
Convertible Preferred Stocks 14,037 — — — 14,037
Corporate Bonds 14,463 150 240 — 14,853
Non-U.S. Government
Mortgage-Backed Securities 4,315 (9) — (142) 4,164
Total $ 50,881 $ (381) $ 14,530 $ (615) $ 64,415

T. ROWE PRICE Dynamic Credit Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-
Backed
Securities
$2,972 Discounted
cash flow
Discount rate 15% 15% Decrease
Bank Loans $28,389 Recent
comparable
transaction
price(s)
—# —# —# —#
Discounted
cash flow
Discount rate 3% - 4% 3% Decrease
Discount
spread
5% 5% Decrease
Convertible
Preferred
Stocks
$14,037 Recent
comparable
transaction
price(s)
—# —# —# —#
Corporate
Bonds
$14,853 Recent
comparable
transaction
price(s)
—# —# —# —#
Discounted
cash flow
Discount rate 4% - 5% 4% Decrease
Discount
spread
6% 6% Decrease
Non-U.S.
Government
Mortgage-
Backed
Securities
$4,164 Discounted
cash flow
Discount rate 4% 4% Decrease

T. ROWE PRICE Dynamic Credit Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1175-054Q1 03/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
spread
2% 2% Decrease